FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total financial assets	$ 3,727,287	$ 1,966,733	$ 419,022
Liabilities
Total financial liabilities	7,003,540	803,178	303
Equity securities - user-held fractional shares
Assets
Other current assets	1,430,855	802,483	0
Equity securities - securities owned
Assets
Other current assets	18,874	3,222	2,997
Equity securities - referral program liability
Liabilities
Accounts payable and accrued expenses	389	695	303
Equity securities - repurchase obligations
Liabilities
Other current liabilities	1,430,855	802,483	0
Money market funds
Assets
Cash equivalents	1,927,574	1,026,034	416,025
U.S. Treasury securities
Assets
Cash equivalents	349,984	134,994	0
Level 1
Assets
Total financial assets	3,727,287	1,966,733	419,022
Liabilities
Total financial liabilities	1,431,244	803,178	303
Level 1 | Equity securities - user-held fractional shares
Assets
Other current assets	1,430,855	802,483	0
Level 1 | Equity securities - securities owned
Assets
Other current assets	18,874	3,222	2,997
Level 1 | Equity securities - referral program liability
Liabilities
Accounts payable and accrued expenses	389	695	303
Level 1 | Equity securities - repurchase obligations
Liabilities
Other current liabilities	1,430,855	802,483	0
Level 1 | Money market funds
Assets
Cash equivalents	1,927,574	1,026,034	416,025
Level 1 | U.S. Treasury securities
Assets
Cash equivalents	$ 349,984	$ 134,994	$ 0